Share-based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries of Variable Interest Entity [Member]
Share-based compensation	¥ 3,540	¥ 4,038	¥ 7,940